Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
(a)	Details of property and equipment as of December 31, 2022 and 2023 are as follows:

	2022
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	2,101,176	—	—	2,101,176
Buildings		1,165,468	(455,617)	(7,594)	702,257
Other assets		2,424,987	(1,836,533)	—	588,454
Right-of-use assets		1,208,728	(589,518)	—	619,210

	~~W~~	6,900,359	(2,881,668)	(7,594)	4,011,097

	2023
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	2,043,119	—	—	2,043,119
Buildings		1,307,424	(508,171)	(9,002)	790,251
Other assets		2,410,101	(1,877,642)	—	532,459
Right-of-use assets		1,378,027	(771,552)	—	606,475

	~~W~~	7,138,671	(3,157,365)	(9,002)	3,972,304

Changes in property and equipment
(b)	Changes in property and equipment for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,173,134	756,486	508,417	608,127	4,046,164
Acquisition (*1)		631	49,220	257,662	369,153	676,666
Disposal		(13,173)	(1,124)	(4,212)	(75,563)	(94,072)
Depreciation (*2)		—	(49,935)	(186,307)	(287,886)	(524,128)
Amounts transferred from(to) investment property		2,892	(12,446)	—	—	(9,554)
Amounts transferred from(to) intangible assets		—	—	6,916	—	6,916
Amounts transferred from(to) non-current assets held for sale (*3)		(62,288)	(39,469)	—	—	(101,757)
Amounts transferred from(to) operating lease assets		—	—	214	—	214
Effects of foreign currency adjustments		(20)	(475)	4,877	4,328	8,710
Business combination		—	—	887	1,051	1,938

Ending balance	~~W~~	2,101,176	702,257	588,454	619,210	4,011,097

(*1)	During 2022, ~~W~~ 33,983 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

	December 31, 2023
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,101,176	702,257	588,454	619,210	4,011,097
Acquisition (*1)		1,480	105,761	146,405	370,724	624,370
Disposal		(741)	(1,501)	(3,546)	(71,052)	(76,840)
Depreciation (*2)		—	(54,486)	(202,124)	(313,755)	(570,365)
Asset impairment		—	(1,409)	—	—	(1,409)
Amounts transferred from(to) investment property		(57,226)	40,548	—	—	(16,678)
Amounts transferred from(to) intangible assets		—	—	1,550	—	1,550
Amounts transferred from(to) non-current assets held for sale (*3)		(1,688)	(754)	—	—	(2,442)
Amounts transferred from(to) operating lease assets		—	—	221	—	221
Effects of foreign currency adjustments		118	(165)	1,499	1,348	2,800

Ending balance	~~W~~	2,043,119	790,251	532,459	606,475	3,972,304

(*1)	During 2023, ~~W~~ 82,179 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense, other operating income (expense) and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

Insured assets
(c)	Insured assets and liability insurance as of December 31, 2023 are as follows:

	2023
Type of insurance	Insured assets and objects	Amount covered	Insurance company
Comprehensive insurance for financial institutions	Cash (including ATM)	31,500	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral	1,422,152	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	52,086	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives	50,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	60,000	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance, etc.	56,244	Samsung Fire & Marine Insurance Co., Ltd., etc.

(*)	Aside from the insurance mentioned above, the Group has entered into car insurance, medical in s urance, property insurance, and employee accident insurance.